Income Tax Benefit (Expense) - Details of Income Tax Benefit (Expense) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax benefit (expense)
Current year	₩ (109,389)	₩ (191,865)	₩ (260,556)
Adjustment for prior years	(43,785)	(32,276)	67,985
Subtotal	(153,174)	(224,141)	(192,571)
Deferred tax benefit
Changes in temporary differences	(44,708)	6,381	955,283
Income tax benefit (expense)	₩ (197,882)	₩ (217,760)	₩ 762,712